SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Schedule of Number of Reserved and Authorized Shares Under the Equity Incentive Plans
Stock Options outstanding	3,128,875
RSU outstanding	2,454,088
PSU outstanding	600,594
Ordinary shares available for issuance under the Equity Incentive Plans	4,995,008

Total Reserved and Authorized Shares as of December 31, 2025	11,178,565

Schedule of Stock Option Activity and Related Information
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted Average Remaining Contractual Life (Years)
	2025

Outstanding at beginning of year	5,712,254	$122.42	$367.18	2.72
Granted	418,246	$194.71
Exercised	(2,933,709)	$114.44
Forfeited	(67,916)	$132.72

Outstanding at December 31, 2025	3,128,875	$139.35	$148.42	3.74

Exercisable at December 31, 2025	2,080,991	$125.90	$124.15	2.82

Schedule of SUs and PSUs Activity
	Year ended December 31, 2025			Weighted-Average Grant Date Fair Value Per Share
	RSUs	PSUs	Total	RSUs	PSUs

Unvested at beginning of year	2,120,275	384,498	2,504,773	$138.1	$144.3
Granted	1,462,333	410,490	1,872,823	$208.8	$204.5
Vested	(832,855)	(46,955)	(879,810)	$210.4	$214.9
Forfeited	(295,665)	(147,439)	(443,104)	$160.9	$143.8

	2,454,088	600,594	3,054,682	$179.4	$186.8

Schedule of Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs
	Year ended December 31,
	2025	2024	2023

Cost of revenues	$14.1	$8.6	$7.7
Research and development	76.3	53.1	48.7
Selling and marketing	79.8	58.2	56.3
General and administrative	35.4	29.8	32.6

	$205.6	$149.7	$145.3